Note 13 - Debt Facility (Details Textual) - USD ($) $ in Thousands		12 Months Ended
	Oct. 04, 2023	Dec. 31, 2023
Top of range [member] | Secured overnight financing rate (SOFR) [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis		4.00%
Bottom of range [member] | Secured overnight financing rate (SOFR) [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis		2.00%
Senior secured revolving credit facility [member]
Statement Line Items [Line Items]
Undrawn borrowing facilities	$ 40,000
Borrowings, maturity term (Month)	34 months
Total borrowings		$ 0
Commitment fees recognised as expense		48
Transaction costs capitalized to deferred financing fees		993
Deferred financing fees amortized		$ 84
Senior secured revolving credit facility [member] | Top of range [member]
Statement Line Items [Line Items]
Undrawn borrowing facilities	$ 75,000
Senior secured revolving credit facility [member] | Top of range [member] | Secured overnight financing rate (SOFR) [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis	4.00%
Senior secured revolving credit facility [member] | Top of range [member] | Commitment fee as a percentage of undisbursed loan amount [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis	0.75%
Senior secured revolving credit facility [member] | Bottom of range [member] | Secured overnight financing rate (SOFR) [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis	2.00%
Senior secured revolving credit facility [member] | Bottom of range [member] | Commitment fee as a percentage of undisbursed loan amount [member]
Statement Line Items [Line Items]
Borrowings, adjustment to interest rate basis	0.50%